Shareholder Report, Average Annual Return (Details) 194059_Innovator Equity Defined Protection ETF - 6 Mo Apr-Oct_TF_TSR Annual {TF}	12 Months Ended	13 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct NAV
Average Annual Return, Percent	3.30%	3.15%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	18.62%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	17.12%